Revenue Recognition - Trade Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Roll forward of notes and accounts receivable - trade allowance for credit losses
Allowance for Credit Loss, Beginning Balance	$ 233	$ 218
Additions/(Releases)	32	59
Write-offs	(79)	(31)
Foreign currency and Other	6	(14)
Allowance for Credit Loss, Ending Balance	$ 192	$ 233